Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		2 Months Ended	8 Months Ended	12 Months Ended
	Aug. 16, 2022	Dec. 22, 2021	Mar. 10, 2023	Dec. 31, 2021	Dec. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued		$ 2,475,000
Purchase share of common stock per share (in Dollars per share)		$ 11.5
Sold price per unit (in Dollars per share)		$ 10
Generating gross proceeds		$ 189,750,000		$ 7,347,500
Warrants (in Shares)					7,347,500
Issued shares (in Shares)					697,500
Warrants per share (in Dollars per share)					$ 1
Transaction costs amounted					$ 7,959,726
Underwriting fees					3,450,000
Shares cost					3,570,576
Warrants cost					259,527
Other offering costs					$ 679,623
Fair market value percentage					80.00%
Business combination of post transaction					50.00%
Public offering amount		$ 191,647,500
Shares issued price per share (in Dollars per share)		$ 10.1			$ 11.5
Operating bank account		$ 741,228
Maturity days		185 days
Company obligation percentage		100.00%
Trust account per public share (in Dollars per share)					$ 10.2
Dissolution expenses					$ 100,000
Deposit amount					$ 1,897,500
Price per share (in Dollars per share)					$ 0.1
Aggregate amount					$ 3,795,000
Aggregate price per share (in Dollars per share)					$ 0.2
Net tangible assets					$ 5,000,001
Public per share (in Dollars per share)					$ 10.1
Working capital					$ 200,000
Capital contribution					25,000
Unsecured promissory note					$ 204,841
Percentage of excise tax	1.00%				1.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued		$ 18,975,000
Aggregate price per share (in Dollars per share)					$ 200,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds					$ 7,347,500
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock per share (in Dollars per share)		$ 0.0001
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Repurchase, percentage			100.00%